CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Net income	¥ 269,771	$ 39,236	¥ 209,130	¥ 85,424
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	19,227	2,796	(34,353)	25,136
Comprehensive income	¥ 288,998	$ 42,032	¥ 174,777	¥ 110,560